RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amount due from related parties:
Amount due from related parties	¥ 295,614	$ 46,388	¥ 860,213
Amount due to related parties, current:
Amount due to related parties	50,123	$ 7,865	11,185
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Amount due from related parties:
Amount due from related parties	286,341		830,871
Yunding
Amount due from related parties:
Amount due from related parties	2,330		2,064
Gongqingcheng Yunding
Amount due from related parties:
Amount due from related parties	2,500		22,500
Youpin Information
Amount due from related parties:
Amount due from related parties	885		2,278
Hefei Jingyu
Amount due to related parties, current:
Amount due to related parties	48,052
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due to related parties, current:
Amount due to related parties	1,562		10,293
Others
Amount due from related parties:
Amount due from related parties	3,558		2,500
Amount due to related parties, current:
Amount due to related parties	¥ 509		¥ 892